Deferred Policy Acquisition Costs and Value of Business Acquired (Tables)	12 Months Ended
Dec. 31, 2011
Deferred Policy Acquisition Costs and Value of Business Acquired [Abstract]
Schedule of Deferred Policy Acquisition Costs and Value of Business Acquired

	DAC	VOBA	Total
	(In millions)
Balance at January 1, 2009	$13,638	$3,491	$17,129
Capitalizations	2,502	—	2,502

Subtotal	16,140	3,491	19,631

Amortization related to:
Net investment gains (losses)	568	87	655
Other expenses	(1,445)	(265)	(1,710)

Total amortization	(877)	(178)	(1,055)

Unrealized investment gains (losses)	(1,850)	(505)	(2,355)
Effect of foreign currency translation and other	138	56	194

Balance at December 31, 2009	13,551	2,864	16,415
Capitalizations	2,770	—	2,770
Acquisitions	—	9,210	9,210

Subtotal	16,321	12,074	28,395

Amortization related to:
Net investment gains (losses)	(92)	(16)	(108)
Other expenses	(1,875)	(494)	(2,369)

Total amortization	(1,967)	(510)	(2,477)

Unrealized investment gains (losses)	(1,043)	(125)	(1,168)
Effect of foreign currency translation and other	66	(351)	(285)

Balance at December 31, 2010	13,377	11,088	24,465
Capitalizations	5,558	—	5,558
Acquisitions	—	11	11

Subtotal	18,935	11,099	30,034

Amortization related to:
Net investment gains (losses)	(478)	(49)	(527)
Other expenses	(2,614)	(1,757)	(4,371)

Total amortization	(3,092)	(1,806)	(4,898)

Unrealized investment gains (losses)	(427)	(361)	(788)
Effect of foreign currency translation and other	(176)	447	271

Balance at December 31, 2011	$15,240	$9,379	$24,619

Information regarding Deferred Policy Acquisition Costs and Value of Business Acquired by Segment

	DAC		VOBA		Total
	December 31,
	2011	2010	2011	2010	2011	2010
	(In millions)
Retail Products	$10,103	$10,128	$1,211	$1,927	$11,314	$12,055
Group, Voluntary and Worksite Benefits	744	736	—	—	744	736
Corporate Benefit Funding	86	61	3	1	89	62
Latin America	693	650	357	442	1,050	1,092
Asia	2,647	1,229	6,553	6,982	9,200	8,211
EMEA	966	571	1,254	1,735	2,220	2,306
Corporate & Other	1	2	1	1	2	3

Total	$15,240	$13,377	$9,379	$11,088	$24,619	$24,465